Secured Term Loan Facilities and Revolving Credit Facility (Tables)	12 Months Ended
Dec. 31, 2015
Annual Principal Payments of Secured Term Loan Facilities and Revolving Credit Facility

The table below represents the annual principal payments to be made under our term loans and revolving credit facility after December 31, 2015:

	December 31, 2014 (in thousands)	December 31, 2015 (in thousands)
Due within one year	$58,350	$61,979
Due in two years	58,350	171,002
Due in three years	161,524	120,989
Due in four years	81,510	16,979
Due in five years	7,500	75,103
Due in more than five years	50,625	59,242

Total secured term loan facilities and revolving credit facility	$417,859	$505,294
Less: current portion	58,350	61,979

Secured term loan facilities and revolving credit facility, non-current portion	$359,509	$443,315